Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 1.8%
Security	Shares	Value
Eaton Vance Floating-Rate Fund, Class R6	3,620,144	$ 30,373,009
Total Affiliated Investment Funds (identified cost $30,500,000)		$ 30,373,009

Asset-Backed Securities — 15.1%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,634,344
ACHV ABS Trust:
Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	475	475,549
Series 2023-3PL, Class B, 7.17%, 8/19/30(1)	1,775	1,781,708
Series 2023-4CP, Class B, 7.24%, 11/25/30(1)	1,200	1,206,737
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(1)	500	459,914
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,419,531
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,948,381
Barings CLO Ltd., Series 2019-4A, Class D2R, 9.925%, (3 mo. SOFR + 4.60%), 7/15/37(1)(2)	2,500	2,503,037
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	3,000	3,013,116
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)(3)	1,000	1,003,750
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, 7.29%, (3 mo. SOFR + 1.962%), 1/15/35(1)(2)	3,000	3,006,282
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	8,000	7,702,569
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	2,500	2,509,640
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	3,000	3,004,854
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/39(1)	7,538	6,795,115
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,168	2,771,448
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(4)	2,800	1,899,407
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,939,450
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,599,161
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,429	3,275,716
Series 2023-A, Class B, 10.00%, 1/17/28(1)	3,167	3,197,863
Security	Principal Amount (000's omitted)	Value
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	$992	$ 895,129
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	1,000	861,779
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	2,547	2,512,965
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,907	1,856,915
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	4,097	3,907,648
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 7.237%, (3 mo. SOFR + 1.912%), 5/20/34(1)(2)	1,200	1,201,648
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)(3)	1,000	1,003,750
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.128%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,500	2,543,760
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,018,609
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	2,475	2,469,569
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	3,502	3,492,781
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	3,040	3,032,654
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(1)	1,441	1,327,222
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,308,341
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,335	2,051,036
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,093	2,790,002
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	3,615	3,230,078
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	4,949	4,364,613
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	4,000	3,577,706
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	4,000	3,573,836
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(5)	2,285	2,049,691
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(5)	1,690	1,517,515
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,197	6,294,113
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	2,325	2,256,652
Series 2022-1, Class A2, 7.206%, 7/30/52(1)	1,965	2,004,176
FREED ABS Trust, Series 2022-4FP, Class B, 7.58%, 12/18/29(1)	5	4,515
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967%, to 15/12/26, 12/15/44(1)(6)	632	581,868
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	1,500	1,502,195
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,000	3,044,163
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,935,559

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	$6,727	$ 6,117,352
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,386	1,268,987
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	179	174,618
Series 2021-3, Class E, 2.102%, 2/26/29(1)	105	103,096
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(1)	4,867	3,007,906
Series 2020-3GS, Class C, 3.50%, 12/20/47(1)	4,049	2,429,515
Series 2021-1GS, Class C, 3.50%, 1/20/48(1)	1,505	938,981
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	490	443,487
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	329	288,546
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	5,832	5,221,763
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,392	1,231,438
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	141	132,985
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,430	2,177,930
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	5,071	5,119,560
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	221	207,712
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,515	1,415,160
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 10.033%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,005,446
OCP CLO Ltd.:
Series 2023-27A, Class DR, 8.674%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,022,770
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	3,000	3,013,938
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	584	579,847
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,300	5,964,978
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	261	255,495
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,880	2,556,299
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	4,005,456
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,323	1,012,432
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,053,505
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,330	2,133,028
Security	Principal Amount (000's omitted)	Value
PMT Issuer Trust - FMSR:
Series 2021-FT1, Class A, 8.46%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	$390	$ 394,928
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(2)	5,455	5,529,401
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	2,800	2,832,138
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	2,693	2,210,678
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	1,378	1,383,007
Raptor Aircraft Finance I LLC, Series 2019-1, Class A, 4.213%, 8/23/44(1)	1,272	1,074,622
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	4,877	3,449,612
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	632	563,122
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	739	624,497
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,660	4,430,646
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,764	3,579,517
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	1,042,990
STAR Trust:
Series 2021-SFR1, Class G, 8.644%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	4,844	4,721,406
Series 2021-SFR1, Class H, 9.894%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,501,825
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	929	747,908
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,216	1,830,293
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	1,664	1,408,699
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,695	1,455,938
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,543	3,258,518
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	8,012	6,456,693
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,547,356
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,745,238
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	2,581	2,629,398
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	5,000	4,456,727
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,400	1,234,341

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V: (continued)
Series 2020-A, Class C, 6.657%, 3/15/45(1)	$416	$ 384,914
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	2,057	2,177,668
Total Asset-Backed Securities (identified cost $263,976,215)		$ 256,912,370

Collateralized Mortgage Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(1)(5)	$2,000	$ 1,887,294
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	1,942	1,769,225
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(5)	2,500	2,298,120
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(5)	500	436,770
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(5)	700	579,299
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	5,430	5,615,838
Eagle RE Ltd., Series 2021-2, Class M1B, 7.385%, (30-day SOFR Average + 2.05%), 4/25/34(1)(2)	670	672,639
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	244	243,642
Series 5402, Class BZ, 6.00%, 4/25/54	1,157	1,193,127
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(2)	1,878	2,132,340
Series 2021-DNA2, Class B1, 8.735%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	2,165	2,428,448
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,490	5,277,766
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,390	1,517,293
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	1,006	1,078,909
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	7,604	7,948,535
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	2,941	3,068,038
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,612	1,664,703
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	1,995	2,114,015
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	$584	$ 607,173
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(5)	1,000	703,893
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,031,726
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,081,079
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,225,921
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,224,002
Series 2023-102, Class SG, 2.672%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(7)	1,625	1,607,303
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,796,937
Series 2023-133, Class S, 5.601%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	3,566	3,585,625
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,606,349
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,825,021
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,061,839
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,647,981
Home RE Ltd., Series 2021-2, Class B1, 9.485%, (30-day SOFR Average + 4.15%), 1/25/34(1)(2)	3,670	3,723,157
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.034%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	3,346	3,376,578
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	1,550	1,576,359
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	1,624	1,656,880
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	1,585	1,612,528
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.71%, (1 mo. SOFR + 3.364%), 11/25/55(1)(2)	4,000	4,027,128
MFA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(6)	1,354	1,359,323
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	3,425	3,445,391
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 7.385%, (30-day SOFR Average + 2.05%), 10/25/33(1)(2)	230	230,821
PMT Issuer Trust, 2024 Participation, 11.076%, (30-day SOFR Average + 5.75%), 12/24/24	904	906,185
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,247	810,311
Total Collateralized Mortgage Obligations (identified cost $85,616,552)		$ 87,655,511

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 7.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	$7,255	$ 2,877,622
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	7,215	1,621,588
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.697%, 2/15/50(1)(5)	3,500	2,660,610
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	6,379	6,254,420
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	474	467,647
Series 2022-CSMO, Class B, 8.47%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	4,135	4,152,014
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	1,500	1,291,750
Series 2016-C7, Class D, 4.511%, 12/10/54(1)(5)	1,725	1,348,121
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	4,000	3,549,236
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(5)	3,016	2,797,931
Series 2013-CR13, Class C, 5.113%, 11/10/46(5)	347	327,091
Series 2015-CR22, Class D, 4.20%, 3/10/48(1)(5)	2,324	1,685,462
CSMC Trust:
Series 2016-NXSR, Class D, 4.571%, 12/15/49(1)(5)	2,000	1,470,580
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	5,417	4,911,651
Series 2022-CNTR, Class A, 9.273%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	3,745	3,411,607
Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	3,163	3,176,292
Extended Stay America Trust:
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,883	2,878,608
Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	8,570	8,573,740
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,791	2,797,986
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	7,115	7,156,771
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	2,143	2,224,716
GWT Trust, Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	5,387	5,402,688
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	2,095	2,090,838
Security	Principal Amount (000's omitted)	Value
HLTN Commercial Mortgage Trust: (continued)
Series 2024-DPLO, Class D, 8.668%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	$2,720	$ 2,720,664
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.694%, 9/15/47(1)(5)	515	310,022
Series 2014-C23, Class D, 4.102%, 9/15/47(1)(5)	3,000	2,666,453
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(5)	2,600	1,381,046
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.05%, 12/15/46(1)(5)	1,119	993,858
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	192,840
Med Trust:
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(2)	4,150	4,154,565
Series 2021-MDLN, Class F, 9.444%, (1 mo. SOFR + 4.114%), 11/15/38(1)(2)	3,200	3,197,799
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.873%, 5/15/49(5)(8)	4,199	3,867,759
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,048	2,499,480
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)(8)	5,000	3,386,886
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(2)	3,219	1,370,397
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	2,011	2,022,314
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.515%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	2,000	2,016,608
TX Trust, Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	5,596	5,571,849
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(5)	1,703	1,484,591
VMC Finance LLC, Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	8,477	8,310,265
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,598,336
Series 2015-NXS1, Class C, 3.848%, 5/15/48(5)	1,000	938,298
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,804,420
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,172,830
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,327,318
Total Commercial Mortgage-Backed Securities (identified cost $148,578,974)		$ 133,117,567

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.0%(9)
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$175	$ 174,002
		$ 174,002
Commercial Services — 0.0%(9)
Block, Inc., 0.125%, 3/1/25	$170	$ 164,439
		$ 164,439
Computers — 0.0%(9)
Rapid7, Inc., 0.25%, 3/15/27	$175	$ 157,258
		$ 157,258
Diversified Financial Services — 0.0%(9)
Ford Motor Co., 0.00%, 3/15/26	$200	$ 202,700
		$ 202,700
Leisure Time — 0.0%(9)
NCL Corp. Ltd., 1.125%, 2/15/27	$200	$ 186,712
		$ 186,712
Oil and Gas — 0.0%(9)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$200	$ 183,251
		$ 183,251
Pharmaceuticals — 0.0%(9)
Dexcom, Inc., 0.25%, 11/15/25	$175	$ 175,656
Jazz Investments I Ltd., 2.00%, 6/15/26	200	192,850
		$ 368,506
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$200	$ 190,092
BILL Holdings, Inc., 0.00%, 12/1/25	175	162,138
Tyler Technologies, Inc., 0.25%, 3/15/26	175	192,500
		$ 544,730
Total Convertible Bonds (identified cost $2,052,492)		$ 1,981,598

Corporate Bonds — 30.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$1,750	$ 1,736,063
Boeing Co.:
6.259%, 5/1/27(1)	1,994	2,008,231
6.298%, 5/1/29(1)	4,213	4,273,529
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 4/29/26	3,278	3,277,402
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	4,970	3,910,730
		$ 15,205,955
Auto Manufacturers — 0.8%
General Motors Financial Co., Inc., 5.95%, 4/4/34	$3,033	$ 3,036,781
Hyundai Capital America:
5.40%, 6/24/31(1)	547	542,589
5.70%, 6/26/30(1)	2,036	2,063,904
6.20%, 9/21/30(1)	975	1,013,784
Tapestry, Inc.:
7.00%, 11/27/26	1,643	1,689,144
7.35%, 11/27/28	4,579	4,753,665
		$ 13,099,867
Banks — 7.6%
African Export-Import Bank, 3.994%, 9/21/29(10)	$2,200	$ 1,977,490
Banco Santander SA:
6.35%, 3/14/34	5,400	5,406,955
9.625% to 11/21/28(11)(12)	3,000	3,220,677
Bank Hapoalim BM, 3.255% to 10/21/26, 1/21/32(1)(10)(12)	2,231	2,008,148
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(10)(12)	2,360	2,303,432
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(12)	11,906	11,898,340
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(12)	7,660	7,929,394
Barclays PLC, 5.088% to 6/20/29, 6/20/30(12)	3,250	3,108,097
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(12)	2,270	2,070,380
8.125% to 1/8/34, 1/8/39(1)(12)	4,440	4,499,221
8.45% to 6/29/33, 6/29/38(1)(12)	2,261	2,331,912
BNP Paribas SA, 7.75% to 8/16/29(1)(11)(12)	8,000	8,088,120
Brookfield Finance, Inc., 5.675%, 1/15/35	7,277	7,203,098
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(12)	5,179	5,472,154
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(12)	6,683	6,727,497

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(12)	$3,183	$ 3,512,611
KeyBank NA, 5.85%, 11/15/27	6,550	6,530,559
KeyCorp, 6.619%, (SOFR + 1.25), 5/23/25(2)	1,630	1,624,214
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(12)	5,300	5,229,145
6.066% to 1/19/34, 1/19/35(1)(12)	2,117	2,097,289
8.50% to 3/25/34(1)(11)(12)	10,450	9,925,045
Synchrony Bank, 5.40%, 8/22/25	1,200	1,191,365
Synchrony Financial, 4.875%, 6/13/25	563	557,465
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,224	4,082,823
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(12)	3,393	3,076,337
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(12)	4,577	4,754,871
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(12)	3,834	3,850,210
UBS Group AG:
4.375% to 2/10/31(1)(11)(12)	3,315	2,696,930
9.25% to 11/13/28(1)(11)(12)	4,910	5,294,959
		$ 128,668,738
Building Materials — 0.2%
Artera Services LLC, 8.50%, 2/15/31(1)	$3,650	$ 3,760,423
		$ 3,760,423
Chemicals — 0.4%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$2,200	$ 2,330,286
Sasol Financing USA LLC, 8.75%, 5/3/29(1)	5,000	5,089,885
		$ 7,420,171
Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$77	$ 76,839
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	4,910	4,478,680
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	2,785	2,613,415
5.95%, 10/15/33(1)	3,750	3,759,907
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,340	2,289,707
		$ 13,218,548
Computers — 1.1%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	$6,030	$ 6,101,650
Security	Principal Amount (000's omitted)	Value
Computers (continued)
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$1,613	$ 1,434,627
3.15%, 10/15/31	7,021	5,882,397
6.35%, 2/20/34	2,540	2,581,523
Seagate HDD Cayman, 9.625%, 12/1/32	3,020	3,447,390
		$ 19,447,587
Diversified Financial Services — 7.5%
Air Lease Corp., 5.20%, 7/15/31	$4,420	$ 4,320,836
Ally Financial, Inc.:
2.20%, 11/2/28	6,745	5,843,276
Series B, 4.70% to 5/15/26(11)(12)	9,310	8,221,806
6.848% to 1/3/29, 1/3/30(12)	345	354,635
8.00%, 11/1/31	510	563,145
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(13)	2,946	16,115
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(11)(12)	1,431	1,387,312
Antares Holdings LP, 6.50%, 2/8/29(1)	3,770	3,714,628
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)	5,273	5,301,152
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(12)	2,900	2,899,626
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)	5,230	5,203,030
Blue Owl Credit Income Corp., 6.65%, 3/15/31	5,075	4,962,996
CI Financial Corp., 3.20%, 12/17/30	6,439	5,078,124
Enact Holdings, Inc., 6.25%, 5/28/29	9,825	9,831,901
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	3,639	3,612,668
7.122%, 11/7/33	2,441	2,580,827
7.20%, 6/10/30	2,303	2,423,734
7.35%, 3/6/30	5,097	5,396,959
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(14)	16,000	15,678,550
Inversiones La Construccion SA, 4.75%, 2/7/32(10)	2,250	1,957,275
Jefferies Financial Group, Inc., 6.20%, 4/14/34	7,623	7,724,970
LPL Holdings, Inc., 4.00%, 3/15/29(1)	3,746	3,493,573
Nuveen LLC, 5.85%, 4/15/34(1)	4,063	4,081,341
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,745	6,075,646
Radian Group, Inc., 6.20%, 5/15/29	3,257	3,290,308
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,529,620
TPG Operating Group II LP, 5.875%, 3/5/34	6,590	6,620,506
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(12)	5,038	4,920,168
		$ 128,084,727

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
Cometa Energia SA de CV, 6.375%, 4/24/35(10)	$1,835	$ 1,782,900
Edison International, Series B, 5.00% to 12/15/26(11)(12)	2,996	2,857,290
Minejesa Capital BV, 4.625%, 8/10/30(10)	1,953	1,876,694
		$ 6,516,884
Foods — 0.3%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,300	$ 4,173,698
		$ 4,173,698
Health Care — 0.4%
Centene Corp.:
2.50%, 3/1/31	$3,824	$ 3,141,132
3.375%, 2/15/30	990	879,480
LifePoint Health, Inc., 10.00%, 6/1/32(1)	3,200	3,275,722
		$ 7,296,334
Insurance — 2.4%
American National Group LLC, 6.144%, 6/13/32(1)	$3,300	$ 3,167,517
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(12)	2,860	3,466,228
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,360,307
Essent Group Ltd., 6.25%, 7/1/29(14)	4,240	4,239,408
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	5,247	4,344,914
6.75%, 3/15/54(1)	7,800	7,720,446
7.95% to 7/15/29, 10/15/54(1)(12)	5,684	5,727,852
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(12)	7,769	7,278,857
		$ 40,305,529
Leisure Time — 0.2%
NCL Corp. Ltd., 5.875%, 3/15/26(1)	$2,550	$ 2,522,799
NCL Finance Ltd., 6.125%, 3/15/28(1)	800	790,652
		$ 3,313,451
Lodging and Gaming — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$1,846	$ 1,856,162
		$ 1,856,162
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$12,134	$ 8,910,091
Security	Principal Amount (000's omitted)	Value
Media (continued)
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$4,330	$ 4,179,452
		$ 13,089,543
Mining — 0.3%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$3,250	$ 3,108,917
Nexa Resources SA, 6.75%, 4/9/34(1)	2,687	2,732,168
		$ 5,841,085
Miscellaneous Manufacturing — 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$3,770	$ 3,992,634
		$ 3,992,634
Oil and Gas — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	$2,740	$ 2,772,159
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(13)	3,339	1,503,838
Petroleos Mexicanos, 6.84%, 1/23/30	8,155	7,184,115
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	1,639	1,665,917
6.95%, 3/5/54(1)	1,060	1,078,954
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	4,319	3,940,704
		$ 18,145,687
Packaging & Containers — 0.2%
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	$2,874	$ 2,818,997
		$ 2,818,997
Pharmaceuticals — 0.4%
AbbVie, Inc., 5.50%, 3/15/64	$3,558	$ 3,515,199
Bristol-Myers Squibb Co., 5.65%, 2/22/64	4,037	3,946,638
		$ 7,461,837
Pipelines — 0.3%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(12)	$5,500	$ 5,744,266
		$ 5,744,266
Real Estate Investment Trusts (REITs) — 1.7%
American Assets Trust LP, 3.375%, 2/1/31	$3,290	$ 2,697,441
COPT Defense Properties LP, 2.90%, 12/1/33	3,876	3,054,414
EPR Properties:
3.60%, 11/15/31	2,705	2,256,524
3.75%, 8/15/29	2,965	2,644,924

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties: (continued)
4.95%, 4/15/28	$4,124	$ 3,949,685
Kite Realty Group LP, 5.50%, 3/1/34	2,624	2,567,267
Newmark Group, Inc., 7.50%, 1/12/29(1)	6,625	6,816,026
VICI Properties LP, 5.75%, 4/1/34	5,255	5,209,224
		$ 29,195,505
Retail — 0.5%
Lithia Motors, Inc., 4.375%, 1/15/31(1)	$2,811	$ 2,505,685
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,400	2,232,087
7.75%, 2/15/29(1)	1,950	1,900,906
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	2,575	2,326,971
		$ 8,965,649
Software — 0.7%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	$4,240	$ 4,074,893
Concentrix Corp., 6.60%, 8/2/28	8,433	8,538,703
		$ 12,613,596
Telecommunications — 1.0%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	$3,225	$ 3,248,707
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	7,413	7,161,040
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	4,375	4,102,086
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,360	1,007,879
SES SA, 5.30%, 4/4/43(1)	810	588,607
		$ 16,108,319
Transportation — 0.5%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	$4,390	$ 4,077,106
Seaspan Corp., 5.50%, 8/1/29(1)	4,657	4,161,582
		$ 8,238,688
Total Corporate Bonds (identified cost $527,098,415)		$ 524,583,880

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,218,223
Series A2, 6.375%	74,772	983,252
		$ 3,201,475
Wireless Telecommunication Services — 0.0%(9)
U.S. Cellular Corp., 5.50%	16,450	$ 334,758
		$ 334,758
Total Preferred Stocks (identified cost $6,956,400)		$ 3,536,233

Senior Floating-Rate Loans — 1.7%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8/24/28(16)	$2,526	$ 2,539,290
Term Loan, 8/24/28(16)	974	979,085
		$ 3,518,375
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	$3,491	$ 3,503,504
		$ 3,503,504
Insurance — 0.6%
AmWINS Group, Inc., Term Loan, 2/19/28(16)	$3,500	$ 3,501,278
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	3,491	3,502,663
USI, Inc., Term Loan, 11/22/29(16)	3,500	3,505,834
		$ 10,509,775
IT Services — 0.4%
Informatica LLC, Term Loan, 10/27/28(16)	$3,500	$ 3,513,125
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	2,992	2,999,699
		$ 6,512,824

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Paper & Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(17)	$584	$ 595,787
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	233	283,060
Term Loan, 13.329%, (SOFR + 8.00%), 12/13/24	350	424,589
		$ 1,303,436
Software — 0.2%
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	$3,486	$ 3,505,982
		$ 3,505,982
Total Senior Floating-Rate Loans (identified cost $28,791,517)		$ 28,853,896

Sovereign Government Bonds — 1.1%
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.2%
Dominican Republic International Bonds:
11.25%, 9/15/35(10)	DOP	166,000	$ 2,973,015
13.625%, 2/3/33(10)	DOP	16,600	332,768
			$ 3,305,783
Mexico — 0.5%
Mexico Bonos, 8.00%, 9/5/24	MXN	85,000	$ 4,614,284
Mexico Udibonos, 4.00%, 11/30/28	MXN	85,276	4,352,611
			$ 8,966,895
South Africa — 0.2%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 2,897,947
			$ 2,897,947
Uruguay — 0.2%
Uruguay Government International Bonds, 9.75%, 7/20/33	UYU	148,900	$ 3,820,162
			$ 3,820,162
Total Sovereign Government Bonds (identified cost $19,674,923)			$ 18,990,787

U.S. Government Agency Mortgage-Backed Securities — 11.6%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$1,001	$ 803,019
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	8,514	7,791,641
4.50%, 30-Year, TBA(18)	18,576	17,515,858
5.00%, 30-Year, TBA(18)	108,375	104,755,411
5.50%, 30-Year, TBA(18)	16,000	15,783,124
6.00%, 30-Year, TBA(18)	51,145	51,296,867
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $197,740,699)		$ 197,945,920

U.S. Treasury Obligations — 32.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$72,222	$ 52,597,928
2.875%, 5/15/43	9,503	7,382,643
2.875%, 5/15/52	5,803	4,254,098
3.625%, 2/15/53	8,233	7,005,447
3.625%, 5/15/53	8,400	7,149,516
3.875%, 2/15/43	4,455	4,028,295
3.875%, 5/15/43	3,760	3,393,620
4.00%, 11/15/52	6,082	5,541,866
4.25%, 2/15/54	7,725	7,357,459
4.50%, 2/15/44	9,475	9,297,344
4.75%, 11/15/43	3,380	3,425,947
4.75%, 11/15/53	6,900	7,134,492
5.375%, 2/15/31	9,075	9,657,076
6.25%, 5/15/30	5,520	6,058,631
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	46,138,002
0.50%, 2/28/26	8,180	7,617,945
1.375%, 10/31/28	4,000	3,527,813
3.50%, 1/31/28	7,543	7,306,250
3.50%, 4/30/28	15,393	14,891,224
3.625%, 3/31/28	5,750	5,589,067
4.00%, 2/29/28	6,228	6,133,850
4.00%, 1/31/29	66,320	65,310,952
4.00%, 1/31/31	3,000	2,940,234
4.00%, 2/15/34	22,270	21,621,038
4.125%, 7/31/28	9,050	8,955,435
4.125%, 3/31/29	46,650	46,182,589
4.125%, 3/31/31	9,800	9,672,906

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.25%, 1/31/26	$78,680	$ 77,933,155
4.25%, 2/28/29	5,800	5,774,965
4.50%, 3/31/26	55,535	55,248,648
4.50%, 5/31/29	2,700	2,718,773
4.50%, 11/15/33	12,203	12,318,356
4.625%, 9/15/26	7,512	7,503,197
4.875%, 5/31/26	6,500	6,513,711
Total U.S. Treasury Obligations (identified cost $557,887,128)		$ 548,182,472

Miscellaneous — 0.0%
Security	Principal Amount	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(19)(20)	$ 3,125,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(21)	73,480,442	$ 73,480,442
Total Short-Term Investments (identified cost $73,480,442)		$ 73,480,442
Total Investments — 111.9% (identified cost $1,942,353,757)		$1,905,613,685
Less Unfunded Loan Commitments — (0.0)%(9)		$ (583,628)
Net Investments — 111.9% (identified cost $1,941,770,129)		$1,905,030,057
Other Assets, Less Liabilities — (11.9)%		$ (203,380,878)
Net Assets — 100.0%		$1,702,232,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $717,156,225 or 42.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after June 30, 2024
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(6)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $18,677,950 or 1.1% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(14)	When-issued security.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

(17)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024 the total value of unfunded loan commitment is $595,787.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(20)	Non-income producing security.
(21)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	86.7%	$1,652,387,246
Cayman Islands	2.0	38,353,947
Canada	2.0	37,930,363
France	1.9	36,059,730
Mexico	1.4	26,851,538
United Kingdom	0.9	16,642,459
Spain	0.7	14,099,786
Switzerland	0.6	11,902,619
Jersey	0.5	8,567,741
Italy	0.4	8,432,779
South Africa	0.4	7,987,832
Netherlands	0.3	6,285,225
Brazil	0.3	5,477,039
Bermuda	0.3	4,626,617
Israel	0.2	4,311,580
Hong Kong	0.2	4,161,582
Puerto Rico	0.2	4,102,086
Uruguay	0.2	3,820,162
Dominican Republic	0.2	3,305,783
Ireland	0.2	2,899,626
Supranational	0.1	1,977,490
Chile	0.1	1,957,275
Indonesia	0.1	1,876,694
Luxembourg	0.1	1,596,486
Total Investments	100.0%	$1,905,613,685

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	43,473,357	USD	8,317,554	Bank of America, N.A.	7/24/24	$ —	$(560,618)
USD	5,211,261	CAD	7,139,531	BNP Paribas	7/24/24	—	(10,140)
USD	3,121,741	EUR	2,907,464	UBS AG	7/24/24	4,777	—
						$4,777	$(570,758)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,898	Long	9/30/24	$387,607,188	$1,195,566
U.S. 5-Year Treasury Note	2,034	Long	9/30/24	216,779,907	1,678,827
U.S. 10-Year Treasury Note	105	Long	9/19/24	11,548,359	74,089
U.S. Long Treasury Bond	265	Long	9/19/24	31,352,813	611,502
U.S. Ultra 10-Year Treasury Note	82	Long	9/19/24	9,309,562	(7,171)
U.S. Ultra-Long Treasury Bond	112	Long	9/19/24	14,038,500	169,831
					$3,722,644
Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DOP	– Dominican Peso
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $113,607,576, which represents 6.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Local Income Fund, Class I	$ —	$15,951,337	$(15,569,217)	$(382,120)	$ —	$ —	$579,696	—
Eaton Vance Floating-Rate Fund, Class R6	—	30,500,000	—	—	(126,991)	30,373,009	522,897	3,620,144
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.873%, 5/15/49	3,633,419	—	—	—	234,340	3,867,759	150,756	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,189,292	—	—	—	297,871	2,499,480	80,888	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,303,944	—	—	—	58,548	3,386,886	151,744	5,000,000
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	3,787,158	—	(3,960,000)	138,136	27,552	—	207,485	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	2,100,512	—	(2,219,000)	42,823	73,447	—	127,767	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	7,241,977	712,839,724	(646,601,259)	—	—	73,480,442	2,436,097	73,480,442
Total				$(201,161)	$564,767	$113,607,576	$4,257,330
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Total Return Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$ —	$ 30,373,009	$ —	$ 30,373,009
Asset-Backed Securities	—	256,912,370	—	256,912,370
Collateralized Mortgage Obligations	—	87,655,511	—	87,655,511
Commercial Mortgage-Backed Securities	—	133,117,567	—	133,117,567
Convertible Bonds	—	1,981,598	—	1,981,598
Corporate Bonds	—	524,583,880	—	524,583,880
Preferred Stocks	3,536,233	—	—	3,536,233
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	28,270,268	—	28,270,268
Sovereign Government Bonds	—	18,990,787	—	18,990,787
U.S. Government Agency Mortgage-Backed Securities	—	197,945,920	—	197,945,920
U.S. Treasury Obligations	—	548,182,472	—	548,182,472
Miscellaneous	—	—	0	0
Short-Term Investments	73,480,442	—	—	73,480,442
Total Investments	$77,016,675	$1,828,013,382	$ 0	$1,905,030,057
Forward Foreign Currency Exchange Contracts	$ —	$ 4,777	$ —	$ 4,777
Futures Contracts	3,729,815	—	—	3,729,815
Total	$80,746,490	$1,828,018,159	$ 0	$1,908,764,649
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (570,758)	$ —	$ (570,758)
Futures Contracts	(7,171)	—	—	(7,171)
Total	$ (7,171)	$ (570,758)	$ —	$ (577,929)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.